Shareholder Report, Average Annual Return (Details) IYFC_MassMutual Diversified Value Fund_Class R4_TSR Annual {Class R4}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4 - without sales charge
Average Annual Return, Percent	11.62%	15.77%	11.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%	13.88%	10.72%